SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 15, 2017	Jan. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 10, 2017
Subsequent Event [Line Items]
Dividend paid, per share			$ 0.64	$ 0.64	$ 0.64
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend paid, per share	$ 0.16
Share repurchase program amount						$ 150,000
Subsequent Event [Member] | Exchangeable Notes [Member]
Subsequent Event [Line Items]
Proceeds from issuance of senior notes		$ 287,500
Fixed rate		1.25%
Exchange rate of American Depositary Shares		12.0260
Principal amount of Exchangeable Notes		$ 1,000
Strike price		$ 101.82
Exchange price per ADS		$ 83.15
Proceeds from the offering of the Exchangeable Notes, net		$ 280,400
Cost of exchangeable note hedge transactions		$ 20,300